SHORT-TERM BORROWING (Details Narrative) - Loan Facility Agreement [Member]	1 Months Ended
Nov. 30, 2025 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowing capacity	¥ 10,000,000
Interest rate	3.00%
Maturity date description	November 2026